CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (6,607,612)	$ (618,182)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,146	3,844
Amortization of intellectual property	35,342	30,011
Amortization of operating lease right of use asset	11,968	21,870
Stock compensation	1,467,335	0
Changes in operating assets and liabilities:
Due from related parties	0	(53,727)
Deposits and other current assets	(124,922)	(2,377)
Accounts payable and accrued expenses	107,272	196,341
Due to related parties	(2,330)	2,312
Operating lease liability	(11,968)	(21,870)
Accrued interest payable	0	86
Net cash used in operating activities	(5,119,769)	(423,487)
Cash flows from investing activities:
Purchase of intellectual property	(174,616)	0
Purchase of property and equipment	(4,964)	(5,266)
Net cash used in investing activities	(179,580)	(5,266)
Cash flows from financing activities:
Proceeds from private placement of common stock	3,681,500	210,000
Proceeds from note payable bank	0	60,623
Repayment of note payable related party	0	(35,508)
Net cash provided by financing activities	3,681,500	175,115
Effect of exchange rate on cash	(21,664)	(9,965)
Cash:
Net decrease	(1,639,513)	(263,603)
Balance at beginning of year	1,946,232	320,402
Balance at end of year	306,719	56,799
Supplemental disclosures of cash flow information:
Interest	0	3,593
Income taxes	$ 0	$ 0